Subsequent Events (Details Narrative) $ in Thousands	Apr. 17, 2020 USD ($)
Agreement and Plan of Merger | STX Filmworks, Inc.
Statement Line Items [Line Items]
Contingent consideration recognised as of business combination	$ 125,000